BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Numerator - Income (loss) attributable to Magal shareholders'	$ 2,722	$ (6,914)	$ 1,029
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	23,040,436	22,989,009	17,999,779
Employee stock options	247,315		31,654
Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	23,287,751	22,989,009	18,031,433